Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of Net Income (Expenses) from Related Parties

Net expenses (income) from related parties included in the unaudited condensed consolidated and combined carve-out statements of operations for the three and six months ended June 30, 2015 and 2014 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US $ in thousands)	2015	2014	2015	2014
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$5,236	$—	$10,414	$—
Operating expenses:
Technical and operational management fee from KNOT to Vessels (2)	579	329	1,163	658
General and administrative expenses:
Administration fee from KNOT (3)	177	103	363	289
Administration fee from KOAS (3)	86	123	170	230
Administration fee from KOAS UK (3)	37	37	74	74
Administration and management fee from KNOT (4)	37	22	72	44
Accounting service fee from KNOT (5)	31	25	31	25
Finance income (expense):
Financing service fee from KNOT to Vessels (6)	—	(50)	—	(50)
Interest expense charged from KNOT (7)	(123)	(124)	(268)	(252)

Total	$4,166	$(813)	$8,272	$(1,622)

(1)	Charter revenue from KNOT: Pursuant to the Omnibus Agreement KNOT entered into with the Partnership at the time of the IPO, agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. BG Group, the charterer of the Windsor Knutsen, did not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term, and on July 29, 2014 KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous BG Group time charter. See Note 9(b)—Related Party Transactions—Guarantees and Indemnifications.
(2)	Technical and operational management fee from KNOT to Vessels: KNOT provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational services. In addition, there is also a charge for 24-hour emergency response services provided by KNOT for all vessels managed by KNOT.
(3)	Administration fee from KNOT and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include the compensation and benefits of KNOT management and administrative staff as well as other general and administration expenses. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs (the accounting service fees (see (5) below).
(4)	Administration and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expense. For the bareboat vessels the shipowner has administration and management agreement with KNOT for general monitoring and follow up of the vessels.
(5)	Accounting service fee from KNOT: KNOT invoiced each subsidiary a fixed fee for the preparation of the statutory financial statements.
(6)	Financing service fee from KNOT to Vessels: KNOT invoiced each vessel for a fixed amount in relation to new loan facilities for vessel financing as compensation for the time and cost of loan negotiations with external banks.
(7)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.

Summary of Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2015	At December 31, 2014
Balance Sheets:
Trading balances due from KOAS	$26	$77
Trading balances due from KNOT and affiliates	70	53
Trading balances due from TSSI and affiliates	1	—

Amount due from related parties	$97	$130

Trading balances due to KOAS	$206	$423
Trading balances due to KNOT and affiliates	244	205
Trading balances due to TSSI	6	—

Amount due to related parties	$456	$628

Schedule of Trade Accounts Payables to Related Parties

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2015	At December 31, 2014
Balance Sheets:
Trading balances due to KOAS	$429	$792
Trading balances due to KNOT and affiliates	266	241
Trading balances due to TSSI	2	—

Trade accounts payables to related parties	$697	$1,033